Income Taxes - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic			$ 2,221	$ 33,191
Foreign			(509)	(286)
Income (loss) before provision for income taxes	$ (20,800)	$ 9,414	$ 1,712	$ 32,905